NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED FEBRUARY 15, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Effective February 15, 2013, shares of Nuveen NWQ Small-Cap Value Fund are being offered through another prospectus. Any references to Nuveen NWQ Small-Cap Value Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCVS-0213P

NUVEEN NWQ SMALL-CAP VALUE FUND

SUPPLEMENT DATED FEBRUARY 15, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2012

Effective February 15, 2013, shares of Nuveen NWQ Small-Cap Value Fund are being offered through another prospectus and statement of additional information. Any references to Nuveen NWQ Small-Cap Value Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SCVSAI-0213P